Other Financial Liabilities - Summary of bank loans by currencies and maturities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	$ 1,091,385	$ 403,838
Non-Current bank loan, Maturities	926,075	1,268,718
Undiscounted Cash Flow | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	353,999
Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	26,882	50,193
Non-Current bank loan, Maturities	23,630
Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	422	10,147
Non-Current bank loan, Maturities		422
Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	113,058	47,979
Non-Current bank loan, Maturities	74,735	228,556
Undiscounted Cash Flow | Colombia | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities		34,943
Undiscounted Cash Flow | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	405,546	61,949
Non-Current bank loan, Maturities	493,336	675,554
Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	191,478	198,627
Non-Current bank loan, Maturities	$ 334,374	$ 364,186
Bank Loans [Member] | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	3.36%
Bank Loans [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	3.75%	5.32%
Bank Loans [Member] | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	3.40%	3.23%
Bank Loans [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.12%	7.10%
Bank Loans [Member] | Colombia | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		1.88%
Bank Loans [Member] | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.53%	3.83%
Bank Loans [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.07%	10.84%
Bank Loans [Member] | Undiscounted Cash Flow | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	3.36%
Bank Loans [Member] | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	3.75%	5.32%
Bank Loans [Member] | Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	3.40%	3.23%
Bank Loans [Member] | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.07%	7.10%
Bank Loans [Member] | Undiscounted Cash Flow | Colombia | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		1.88%
Bank Loans [Member] | Undiscounted Cash Flow | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.53%	3.83%
Bank Loans [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.59%	10.84%
One to three months [Member] | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	$ 255,943	$ 136,511
One to three months [Member] | Undiscounted Cash Flow | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	2,999
One to three months [Member] | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	26,165	22,534
One to three months [Member] | Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	422	8,858
One to three months [Member] | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	68,134	8,810
One to three months [Member] | Undiscounted Cash Flow | Colombia | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities		34,943
One to three months [Member] | Undiscounted Cash Flow | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	82,801	6,013
One to three months [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	75,422	55,353
Three to twelve months [Member] | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	835,442	267,327
Three to twelve months [Member] | Undiscounted Cash Flow | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	351,000
Three to twelve months [Member] | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	717	27,659
Three to twelve months [Member] | Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities		1,289
Three to twelve months [Member] | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	44,924	39,169
Three to twelve months [Member] | Undiscounted Cash Flow | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	322,745	55,936
Three to twelve months [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	116,056	143,274
Year 2 | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	439,428	643,656
Year 2 | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	956
Year 2 | Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities		422
Year 2 | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	41,705	127,925
Year 2 | Undiscounted Cash Flow | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	284,051	357,542
Year 2 | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	112,716	157,767
Year 3 | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	340,912	382,691
Year 3 | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	22,674
Year 3 | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	12,869	51,070
Year 3 | Undiscounted Cash Flow | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	206,196	237,284
Year 3 | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	99,173	94,337
Year 4 | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	69,548	169,329
Year 4 | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	10,420	19,078
Year 4 | Undiscounted Cash Flow | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	134	77,649
Year 4 | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	58,994	72,602
Year 5 | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	31,754	50,888
Year 5 | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	9,741	15,887
Year 5 | Undiscounted Cash Flow | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	134	130
Year 5 | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	21,879	34,871
More than five years | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	44,433	22,154
More than five years | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities		14,596
More than five years | Undiscounted Cash Flow | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	2,821	2,949
More than five years | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	$ 41,612	$ 4,609